Dividends, Bonus and Buyback of equity shares	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Dividends, Bonus and Buyback of equity shares
22. Dividends, Bonus and Buyback of equity shares
The Company declares and pays dividends in Indian rupees. According to the Companies Act, 2013 any dividend should be declared out of accumulated distributable profits. A Company may, before the declaration of any dividend, transfer a percentage of its profits for that financial year as it may consider appropriate to the reserves.
The cash dividends paid per equity share were
₹
1,
₹
1 and
₹
1, during the years ended March 31, 2018, 2019 and 2020, respectively, including an interim dividend of
₹
1,
₹
1 and
₹
1 for the year ended March 31, 2018, 2019 and 2020, respectively.
During the year ended March 31, 2018, the bonus issue in the proportion of 1:1 i.e.1 (One) bonus equity share of
₹
2 each for every 1 (one) fully
paid-up
equity share held (including ADS holders) had been approved by the shareholders of the Company on June 03, 2017 through Postal Ballot
/e-voting.
For this purpose, June 14, 2017, was fixed as the record date. Consequently, on June 15, 2017, the Company allotted 2,433,074,327 shares and
₹
4,866 (representing par value of
₹
2 per share) has been transferred from retained earnings to share capital.
During the year ended March 31, 2019, the bonus issue in the proportion of 1:3 i.e.1 (One) bonus equity share of
₹
2 each for every 3 (three) fully
paid-up
equity shares held (including ADS holders) was approved by the shareholders of the Company on February 22, 2019, through Postal Ballot
/e-voting.
Subsequently, on March 8, 2019, the Company allotted 1,508,469,180 equity shares to shareholders who held equity shares as on the record date of March 7, 2019 and
₹
3,016 (representing par value of
₹
2 per share) was transferred from capital redemption reserve, securities premium reserve and retained earnings to the share capital.
During the year ended March 31, 2018, the Company has concluded the buyback of 343,750,000 equity shares as approved by the Board of Directors on July 20, 2017. This has resulted in a total cash outflow of
₹
110,000. In line with the requirement of the Companies Act 2013, an amount of
₹
1,656 and
₹
108,344 has been utilized from the securities premium reserve and retained earnings, respectively. Further, capital redemption reserve (included in other reserves) of
₹
687 (representing the nominal value of the shares bought back) has been created as an apportionment from retained earnings. Consequent to such buyback, share capital has reduced by
₹
687.
During the year ended March 31, 2020, the Company has concluded the buyback of 323,076,923 equity shares as approved by the Board of Directors on April 16, 2019. This has resulted in a total cash outflow of
₹
105,000. In line with the requirement of the Companies Act 2013, an amount of
₹
105,000 has been utilized from retained earnings. Further, capital redemption reserve (included in other reserves) of
₹
646 (representing the nominal value of the shares bought back) has been created as an apportionment from retained earnings. Consequent to such buyback, share capital has reduced by
₹
646.